SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2023 $ / shares
Deferred share unit plan [member]
IfrsStatementLineItems [Line Items]
DSUs granted, market price	$ 1.37	[1],[2]

[1]	According to the DSU plan, Market Price is the volume weighted average price on the TSXV for the last five trading days immediately preceding the grant date.
[2]	DSUs were granted on March 31, Jun 30 and September 30, 2023. The market price of $1.37 represented the weighted average price for those grants.